UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-06324

Exact name of registrant as specified in charter:
Delaware Group® Global & International Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware International Value Equity Fund Delaware Emerging Markets Fund Delaware Global Value Fund

May 31, 2009

International equity mutual funds

Table of contents

Disclosure of Fund expenses	1

Country and sector allocations	4

Statements of net assets	10

Statements of operations	28

Statements of changes in net assets	30

Financial highlights	36

Notes to financial statements	62

Other Fund information	77

About the organization	82

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2008 to May 31, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2008 to May 31, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware International Value Equity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/08	5/31/09	Expense Ratio	12/1/08 to 5/31/09*
Actual Fund return
Class A	$1,000.00	$1,191.10	1.45%	$7.92
Class B	1,000.00	1,187.10	2.15%	11.72
Class C	1,000.00	1,186.00	2.15%	11.72
Class R	1,000.00	1,191.00	1.65%	9.01
Institutional Class	1,000.00	1,192.70	1.15%	6.29
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.45%	$7.29
Class B	1,000.00	1,014.21	2.15%	10.80
Class C	1,000.00	1,014.21	2.15%	10.80
Class R	1,000.00	1,016.70	1.65%	8.30
Institutional Class	1,000.00	1,019.20	1.15%	5.79

Delaware Emerging Markets Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/08	5/31/09	Expense Ratio	12/1/08 to 5/31/09*
Actual Fund return
Class A	$1,000.00	$1,436.80	2.01%	$12.21
Class B	1,000.00	1,431.70	2.76%	16.73
Class C	1,000.00	1,432.90	2.76%	16.74
Institutional Class	1,000.00	1,439.50	1.76%	10.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,014.91	2.01%	$10.10
Class B	1,000.00	1,011.17	2.76%	13.84
Class C	1,000.00	1,011.17	2.76%	13.84
Institutional Class	1,000.00	1,016.16	1.76%	8.85

Delaware Global Value Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/08	5/31/09	Expense Ratio	12/1/08 to 5/31/09*
Actual Fund return
Class A	$1,000.00	$1,144.10	1.51%	$8.07
Class B	1,000.00	1,141.20	2.26%	12.06
Class C	1,000.00	1,139.20	2.26%	12.05
Institutional Class	1,000.00	1,144.20	1.26%	6.74
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.40	1.51%	$7.59
Class B	1,000.00	1,013.66	2.26%	11.35
Class C	1,000.00	1,013.66	2.26%	11.35
Institutional Class	1,000.00	1,018.65	1.26%	6.34

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Country and sector allocations
Delaware International Value Equity Fund	As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Composition of Portfolio	Percentage of net assets
Common Stock by Country	98.99%
Australia	5.37%
Canada	6.17%
Denmark	2.27%
Finland	2.42%
France	22.56%
Germany	8.90%
Hong Kong	1.91%
Italy	5.08%
Japan	12.16%
Netherlands	2.00%
Republic of Korea	1.90%
Singapore	1.56%
Sweden	1.80%
Switzerland	3.94%
Taiwan	2.81%
United Kingdom	18.14%
Discount Note	1.48%
Securities Lending Collateral	13.74%
Total Value of Securities	114.21%
Obligation to Return Securities Lending Collateral	(14.45%)
Receivables and Other Assets Net of Liabilities	0.24%
Total Net Assets	100.00%

Common Stock by Sector	Percentage of net assets
Consumer Discretionary	14.60%
Consumer Staples	10.23%
Energy	9.48%
Financials	8.45%
Health Care	9.93%
Industrials	16.80%
Information Technology	9.77%
Materials	7.04%
Telecommunication Services	9.42%
Utilities	3.27%
Total	98.99%

Country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Composition of Portfolio	Percentage of net assets
Common Stock by Country	95.00%
Argentina	2.28%
Australia	0.36%
Brazil	13.69%
China	12.99%
France	0.45%
Hungary	0.36%
India	2.87%
Indonesia	2.22%
Israel	1.48%
Kazakhstan	0.06%
Luxembourg	0.57%
Malaysia	2.73%
Mexico	4.42%
Pakistan	0.25%
Peru	0.88%
Philippines	0.65%
Poland	0.77%
Republic of Korea	12.83%
Russia	8.75%
South Africa	9.80%
Taiwan	8.02%
Thailand	2.86%
Turkey	4.15%
United Kingdom	1.56%
Preferred Stock by Country	6.51%
Brazil	3.79%
Republic of Korea	2.10%
Russia	0.62%

Composition of Portfolio	Percentage of net assets
Participation Notes	0.10%
Securities Lending Collateral	3.70%
Total Value of Securities	105.31%
Obligation to Return Securities Lending Collateral	(3.86%)
Liabilities Net of Receivables and Other Assets	(1.45%)
Total Net Assets	100.00%

Common Stock, Preferred Stock and Participation Notes by Sector	Percentage of net assets
Consumer Discretionary	5.26%
Consumer Staples	6.74%
Energy	22.30%
Financials	10.84%
Industrials	6.80%
Information Technology	8.39%
Materials	16.09%
Telecommunication Services	17.19%
Utilities	8.00%
Total	101.61%

Country and sector allocations
Delaware Global Value Fund	As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Composition of Portfolio	Percentage of net assets
Common Stock by Country	98.77%
Australia	2.90%
Canada	4.53%
Denmark	1.37%
Finland	1.33%
France	14.54%
Germany	5.45%
Italy	4.20%
Japan	9.65%
Netherlands	1.10%
Republic of Korea	1.45%
Singapore	1.56%
Sweden	2.01%
Switzerland	2.98%
Taiwan	1.99%
United Kingdom	10.11%
United States	33.60%
Discount Note	2.05%
Securities Lending Collateral	15.44%
Total Value of Securities	116.26%
Obligation to Return Securities Lending Collateral	(16.21%)
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

Common Stock by Sector	Percentage of net assets
Consumer Discretionary	14.43%
Consumer Staples	10.10%
Energy	9.21%
Financials	6.24%
Health Care	9.61%
Industrials	19.24%
Information Technology	13.13%
Materials	7.36%
Telecommunication Services	7.86%
Utilities	1.59%
Total	98.77%

Statements of net assets
Delaware International Value Equity Fund	May 31, 2009 (Unaudited)

		Number of shares	Value (U.S. $)
Common Stock – 98.99%Δ
Australia – 5.37%
±	Coca-Cola Amatil	1,740,498	$11,818,729
±	Telstra	3,181,155	7,974,701
			19,793,430
Canada – 6.17%
†*	Agrium	183,100	9,012,182
†	CGI Group Class A	1,480,398	13,763,261
			22,775,443
Denmark – 2.27%
±	Novo Nordisk Class B	160,483	8,367,886
			8,367,886
Finland – 2.42%
±	Nokia	581,970	8,932,507
			8,932,507
France – 22.56%
±*	AXA	322,169	6,040,052
±*	Cie de Saint-Gobain	138,052	5,033,567
±*	France Telecom	327,224	7,980,919
±*	Lafarge	148,060	10,153,878
±*	PPR	64,317	5,434,160
±*	Publicis Groupe	194,828	6,356,562
±	Sanofi-Aventis	125,651	8,020,711
±*	Teleperformance	305,018	9,038,831
±*	Total	226,359	13,060,785
±*	Vallourec	47,470	5,999,395
±	Vivendi	230,754	6,107,363
			83,226,223
Germany – 8.90%
±*	Bayerische Motoren Werke	207,699	7,496,463
±	Deutsche Post	757,731	10,480,747
±	Linde	81,633	6,805,658
±*	Metro	149,002	8,064,953
			32,847,821
Hong Kong – 1.91%
±*	Techtronic Industries	9,356,500	7,036,091
			7,036,091
Italy – 5.08%
±*	Finmeccanica	524,025	7,413,895
±	Parmalat	4,554,840	11,308,409
			18,722,304

		Number of shares	Value (U.S. $)
Common Stock (continued)
Japan – 12.16%
±*	Asahi Glass	614,900	$4,517,655
±	Canon	191,039	6,337,828
±*	Don Quijote	312,700	5,505,554
±	Mitsubishi UFJ Financial Group	1,768,257	11,219,788
±	Ono Pharmaceutical	116,400	5,212,090
±	Round One	528,322	4,887,754
±	Toyota Motor	179,900	7,173,262
			44,853,931
Netherlands – 2.00%
±	Koninklijke Philips Electronics	389,288	7,360,719
			7,360,719
Republic of Korea – 1.90%
±	Samsung Electronics	15,704	7,004,741
			7,004,741
Singapore – 1.56%
±	Singapore Airlines	664,873	5,766,476
			5,766,476
Sweden – 1.80%
±	Nordea Bank	824,022	6,623,627
			6,623,627
Switzerland – 3.94%
±	Novartis	204,546	8,185,148
†	Transocean	79,700	6,334,556
			14,519,704
Taiwan – 2.81%
	Chunghwa Telecom ADR	545,141	10,363,130
			10,363,130
United Kingdom – 18.14%
±	AstraZeneca	164,256	6,852,597
±	BP	1,882,757	15,567,363
±@	Greggs	1,006,930	6,519,006
±	National Grid	1,241,597	12,042,047
±	Standard Chartered	356,289	7,295,492
±	Tomkins	2,750,421	6,354,800
±	Vodafone Group	4,481,946	8,433,778
±	WPP Group	515,535	3,855,859
			66,920,942
Total Common Stock (cost $459,008,134)			365,114,975

Statements of net assets
Delaware International Value Equity Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
≠Discount Note – 1.48%
Federal Home Loan Bank 0.07% 6/1/09	$5,471,035	$5,471,035
Total Discount Note (cost $5,471,035)		5,471,035

Total Value of Securities Before Securities Lending
Collateral – 100.47% (cost $464,479,169)		370,586,010

	Number of shares
Securities Lending Collateral** – 13.74%
Investment Companies
Mellon GSL DBT II Collateral Fund	16,017,006	16,017,006
BNY Mellon SL DBT II Liquidating Fund	35,710,502	34,654,134
†Mellon GSL Reinvestment Trust II	1,554,050	155
Total Securities Lending Collateral
(cost $53,281,558)		50,671,295

Total Value of Securities – 114.21%
(cost $517,760,727)		421,257,305	©
Obligation to Return Securities
Lending Collateral** – (14.45%)		(53,281,558)
Receivables and Other Assets
Net of Liabilities – 0.24%		885,786
Net Assets Applicable to 39,363,671
Shares Outstanding – 100.00%		$368,861,533

Net Asset Value – Delaware International Value Equity Fund
Class A ($171,501,943 / 18,285,163 Shares)		$9.38
Net Asset Value – Delaware International Value Equity Fund
Class B ($10,579,861 / 1,140,601 Shares)		$9.28
Net Asset Value – Delaware International Value Equity Fund
Class C ($50,306,350 / 5,431,969 Shares)		$9.26
Net Asset Value – Delaware International Value Equity Fund
Class R ($1,544,939 / 165,133 Shares)		$9.36
Net Asset Value – Delaware International Value Equity Fund
Institutional Class ($134,928,440 / 14,340,805 Shares)		$9.41

Components of Net Assets at May 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$648,784,173
Undistributed net investment income	5,467,044
Accumulated net realized loss on investments	(188,954,463)
Net unrealized depreciation of investments and foreign currencies	(96,435,221)
Total net assets	$368,861,533

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Country and sector allocations.”
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $50,743,054 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $6,519,006, which represented 1.77% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
±	Security is being valued based on international fair value pricing. At May 31, 2009, the aggregate amount of international fair value priced securities was $325,641,846, which represented 88.28% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Summary of abbreviations:
ADR — American Depositary Receipt
HKD — Hong Kong Dollar
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Delaware International Value Equity Fund
Net asset value Class A (A)	$9.38
Sales charge (5.75% of offering price) (B)	0.57
Offering price	$9.95

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

Statements of net assets
Delaware International Value Equity Fund

The following foreign currency exchange contracts were outstanding at May 31, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Depreciation
HKD	(3,731,828)	USD	481,278	6/1/09	$(127)
HKD	(770,260)	USD	99,356	6/2/09	(8)
					$(135)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Delaware Emerging Markets Fund	May 31, 2009 (Unaudited)

		Number of shares	Value (U.S. $)
Common Stock – 95.00%Δ
Argentina – 2.28%
*@	Cresud ADR	896,200	$8,585,596
†#	Grupo Clarin Class B GDR 144A	353,200	980,519
†*@	IRSA Inversiones y Representaciones GDR	358,400	1,612,800
			11,178,915
Australia – 0.36%
†@	Alara Resources	200,832	11,259
	Alumina ADR	292,200	1,273,992
±†	Strike Resources	1,398,730	475,754
			1,761,005
Brazil – 13.69%
	AES Tiete	597,480	5,042,923
	Banco Bradesco ADR	200,400	3,060,108
†*	Braskem ADR	99,300	723,897
	Centrais Eletricas Brasileiras	1,579,671	21,284,495
*	Gol Linhas Aereas Inteligentes ADR	125,100	549,189
	Itau Unibanco Holding	300,000	4,815,000
	Petroleo Brasileiro ADR	635,000	22,205,950
	Redecard	155,100	2,239,654
*	Tim Participacoes ADR	155,000	3,045,750
†	Triunfo Participacoes e Investmentos	109,600	115,354
†*	Votorantim Celulose e Papel ADR	344,758	4,092,277
			67,174,597
China – 12.99%☐
†	51job ADR	118,300	1,025,661
	China Mobile ADR	189,900	9,344,978
*	China Petroleum & Chemical ADR	45,000	3,690,000
±	China Telecom	8,633,078	4,114,447
±	China Unicom	6,734,979	8,290,162
*	China Unicom ADR	455,200	5,621,720
±	First Pacific	4,204,000	2,094,473
†	Focus Media Holding ADR	600,300	5,162,580
±	Fountain Set Holdings	3,878,800	349,415
±†	Foxconn International Holdings	1,931,000	1,394,016
†	HLS Systems International	188,400	1,081,416
±	Johnson Electric Holdings	278,500	76,973
±	PetroChina	4,242,000	4,927,302
*	PetroChina ADR	50,000	5,814,500
†	Sina	108,926	3,061,910
±	Sinotrans	7,561,000	1,980,078

Statements of net assets
Delaware Emerging Markets Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
China (continued)
*†	Spreadtrum Communications ADR	213,900	$389,298
±†	Tom Group	47,824,000	2,776,835
±	Travelsky Technology	4,849,400	2,549,465
			63,745,229
France – 0.45%
*±	Vallourec	17,646	2,230,152
			2,230,152
Hungary – 0.36%
*±	OTP Bank	99,702	1,770,719
			1,770,719
India – 2.87%
±@	Indiabulls Real Estate GDR	102,022	508,069
±	Reliance Communications	537,130	3,509,592
†*#	Reliance Industries 144A GDR	100,612	9,743,065
*†	Sify Technologies ADR	179,300	335,291
			14,096,017
Indonesia – 2.22%
±	Gudang Garam	7,494,224	8,278,764
±	Tambang Batubara Bukit Asam	2,379,335	2,624,211
			10,902,975
Israel – 1.48%
±†	Bank Hapoalim	420,000	1,113,315
±	Bank Leumi Le - Israel	600,000	1,689,341
±	Israel Chemicals	391,980	4,472,394
			7,275,050
Kazakhstan – 0.06%
	KazMunaiGas Exploration Production GDR	12,918	284,067
			284,067
Luxembourg – 0.57%
	Tenaris ADR	91,900	2,809,383
			2,809,383
Malaysia – 2.73%
†±	Eastern & Oriental	3,251,700	717,337
±	Hong Leong Bank	2,097,983	3,287,008
±	KLCC Property Holdings	3,244,600	2,910,544
±	Media Prima	2,218,400	737,326
±@	Oriental Holdings	2,064,900	2,876,996
±†	UEM Land Holdings	6,004,250	2,862,776
			13,391,987

		Number of shares	Value (U.S. $)
Common Stock (continued)
Mexico – 4.42%
	America Movil Series L ADR	170,000	$6,516,100
†*	Cemex ADR	483,468	4,718,647
	Fomento Economico Mexicano ADR	125,000	4,086,250
	Grupo Mexico Series B	2,890,524	2,724,629
	Grupo Televisa ADR	205,200	3,648,456
			21,694,082
Pakistan – 0.25%
@	Oil & Gas Development GDR	126,418	1,218,948
			1,218,948
Peru – 0.88%
*	Cia de Minas Buenaventura ADR	153,100	4,337,323
			4,337,323
Philippines – 0.65%
	Philippine Long Distance Telephone ADR	67,800	3,213,720
			3,213,720
Poland – 0.77%
±	Polski Koncern Naftowy Orlen	411,252	3,756,625
			3,756,625
Republic of Korea – 12.83%
±	CJ	80,144	3,070,802
±	Hyundai Elevator	40,821	2,018,585
	KB Financial Group ADR	194,300	6,209,828
±	Korea Electric Power	220,420	5,002,956
	Korea Electric Power ADR	689,300	7,913,165
±	KT	213,064	5,765,674
*	LG Display ADR	214,900	2,533,671
±	Lotte Chilsung Beverage	9	5,762
±	Lotte Confectionery	4,610	3,669,488
	POSCO ADR	40,000	3,355,600
±	Samsung Electronics	21,558	9,615,908
±†	SK Communications	171,609	1,594,125
±	SK Energy	63,751	5,421,082
±	SK Holdings	16,519	1,433,496
±	SK Telecom	21,731	3,036,857
	SK Telecom ADR	148,100	2,329,613
			62,976,612

Statements of net assets
Delaware Emerging Markets Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
Russia – 8.75%
†@	Chelyabinsk Zinc Plant GDR	143,300	$336,755
†@=	Fifth Power Generation GDR	21,159	39,011
	Gazprom ADR	671,095	15,462,029
	LUKOIL ADR	90,000	4,770,000
	LUKOIL ADR (London International Exchange)	101,920	5,376,280
	MMC Norilsk Nickel ADR	159,893	1,806,791
	Mobile TeleSystems ADR	99,900	4,144,851
	Sberbank	4,397,787	6,222,869
±	Surgutneftegaz ADR	400,000	3,407,920
†=	TGK-5 GDR	8,772	8,314
	VTB Bank GDR	467,782	1,365,923
			42,940,743
South Africa – 9.80%
±	ArcelorMittal Steel South Africa	226,105	2,716,542
	Gold Fields ADR	431,300	5,857,054
±	Impala Platinum Holdings	196,836	4,808,036
±	JD Group	723,137	3,429,794
±	Sasol	252,777	9,582,846
±	Standard Bank Group	610,460	6,359,639
±	Sun International	290,543	2,756,304
*=	Telkom	153,106	1,693,480
±	Tongaat Hulett	328,651	3,147,340
±†	Vodacom Group	1,189,062	7,771,647
			48,122,682
Taiwan – 8.02%
	Chunghwa Telecom ADR	460,400	8,752,204
±	Evergreen Marine	10,573,000	6,218,132
±	Formosa Chemicals & Fibre	2,919,420	4,872,393
±	President Chain Store	1,238,884	3,210,045
±	Taiwan Semiconductor Manufacturing	3,477,248	6,424,831
±	United Microelectronics	13,595,356	5,516,962
±	Walsin Lihwa	13,056,756	4,353,381
			39,347,948
Thailand – 2.86%
±	Bangkok Bank-Foreign	1,015,349	2,688,573
	PTT Exploration & Production -Foreign	1,131,800	4,277,151
±	Siam Cement NVDR	1,843,843	7,048,337
			14,014,061

		Number of shares	Value (U.S. $)
Common Stock (continued)
Turkey – 4.15%
±	Alarko Gayrimenkul Yatirim Ortakligi	50,400	$520,331
±	Alarko Holding	1,903,508	3,202,324
±†	Turk Sise ve Cam Fabrikalari	3,561,828	3,036,155
±	Turkcell Iletisim Hizmet	715,275	3,815,598
	Turkcell Iletisim Hizmet ADR	183,900	2,447,709
±	Turkiye Is Bankasi Class C	1,092,859	3,758,222
±	Yazicilar Holding Class A	832,584	3,599,659
			20,379,998
United Kingdom – 1.56%
±	Anglo American	132,917	3,844,004
	Anglo American ADR	118,000	1,693,300
^±@	Griffin Mining	3,056,187	2,040,113
±†	Mwana Africa	781,129	72,993
			7,650,410
Total Common Stock (cost $582,441,052)			466,273,248

Preferred Stock – 6.51%Δ
Brazil – 3.79%
†	Braskem Class A	541,994	1,975,898
@	Jereissati Participacoes 5.56%	2,895,405	942,194
	Vale Class A 3.21%	950,000	15,683,996
			18,602,088
Republic of Korea – 2.10%
±	Hyundai Motor 3.09%	41,547	1,049,266
±	Samsung Electronics 1.55%	31,362	9,238,423
			10,287,689
Russia – 0.62%
@	AK Transneft 1.42%	5,498	3,037,645
			3,037,645
Total Preferred Stock (cost $32,808,935)			31,927,422

Statements of net assets
Delaware Emerging Markets Fund

		Number of shares	Value (U.S. $)
	Participation Notes – 0.10%Δ
	India – 0.10%
†#@=	Lehman Indian Oil CW 12 LEPO 144A	172,132	$134,041
†#=	Lehman Oil & Natural Gas CW 12 LEPO 144A	254,590	380,966
	Total Participation Notes (cost $8,559,056)		515,007

	Total Value of Securities Before Securities
	Lending Collateral – 101.61% (cost $623,809,043)		498,715,677

	Securities Lending Collateral** – 3.70%
	Investment Companies
	Mellon GSL DBT II Collateral Fund	6,634,545	6,634,545
	BNY Mellon SL DBT II Liquidating Fund	11,894,903	11,543,035
	†Mellon GSL Reinvestment Trust II	396,304	40
	Total Securities Lending Collateral
	(cost $18,925,752)		18,177,620

	Total Value of Securities – 105.31%
	(cost $642,734,795)		516,893,297 ©
	Obligation to Return Securities
	Lending Collateral** – (3.86%)		(18,925,752)
	Liabilities Net of Receivables and
	Other Assets – (1.45%)		(7,158,047)
	Net Assets Applicable to 48,095,585
	Shares Outstanding – 100.00%		$490,809,498

	Net Asset Value – Delaware Emerging Markets Fund
	Class A ($280,057,042 / 27,147,874 Shares)		$10.32
	Net Asset Value – Delaware Emerging Markets Fund
	Class B ($17,298,678 / 1,750,206 Shares)		$ 9.88
	Net Asset Value – Delaware Emerging Markets Fund
	Class C ($109,851,577 / 11,139,906 Shares)		$ 9.86
	Net Asset Value – Delaware Emerging Markets Fund
	Institutional Class ($83,602,201 / 8,057,599 Shares)		$10.38

Components of Net Assets at May 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$639,578,286
Undistributed net investment income	1,582,064
Accumulated net realized loss on investments	(24,557,804)
Net unrealized depreciation of investments and foreign currencies	(125,793,048)
Total net assets	$490,809,498

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 7 in “Country and sector allocations.”
†	Non income producing security.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2009, the aggregate amount of fair valued securities was $2,255,812, which represented 0.46% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

±

Security is being valued based on international fair value pricing. At May 31, 2009, the aggregate amount of international fair value priced securities was $231,498,634, which represented 47.17% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2009, the aggregate amount of Rule 144A securities was $11,238,591, which represented 2.29% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $21,343,427, which represented 4.35% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
^	Holding is a Bermuda Company whose shares are listed and traded on the London Stock Exchange.
*	Securities listed and traded on the Hong Kong Stock Exchange.
©	Includes $17,977,992 of securities loaned.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”

Statements of net assets
Delaware Emerging Markets Fund

Summary of abbreviations:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
KRW — South Korean Won
LEPO — Low Exercise Price Option
NVDR — Non-Voting Depositary Receipts
USD — United States Dollar
ZAR — South African Rand

Net Asset Value and Offering Price Per Share –
Delaware Emerging Markets Fund
Net asset value Class A (A)	$10.32
Sales charge (5.75% of offering price) (B)	0.63
Offering Price	$10.95

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts were outstanding at May 31, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
KRW	6,338,960	USD	(5,061)	6/1/09	$(22)
ZAR	9,918,324	USD	(1,204,557)	6/2/09	41,108
ZAR	8,334,384	USD	(1,032,966)	6/3/09	13,563
ZAR	4,505,637	USD	(570,819)	6/4/09	(5,168)
					$49,481

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Delaware Global Value Fund	May 31, 2009 (Unaudited)

		Number of shares	Value (U.S. $)
Common Stock – 98.77%Δ
Australia – 2.90%
±	Coca-Cola Amatil	81,119	$550,833
±	Telstra	205,471	515,086
			1,065,919
Canada – 4.53%
*†	Agrium	16,600	817,052
†	CGI Group Class A	91,027	846,278
			1,663,330
Denmark – 1.37%
±	Novo Nordisk Class B	9,659	503,638
			503,638
Finland – 1.33%
±	Nokia	31,708	486,678
			486,678
France – 14.54%
±*	AXA	20,132	377,436
±*	Cie de Saint-Gobain	9,188	335,007
±*	France Telecom	17,182	419,065
±*	Lafarge	11,279	773,508
±*	PPR	4,355	367,955
±*	Publicis Groupe	11,508	375,466
±	Sanofi-Aventis	7,988	509,900
±	Teleperformance	19,735	584,822
±*	Total	13,635	786,732
±*	Vallourec	3,214	406,195
±*	Vivendi	15,148	400,922
			5,337,008
Germany – 5.45%
±*	Bayerische Motoren Werke	11,853	427,809
±	Deutsche Post	41,207	569,966
±	Linde	6,551	546,150
±*	Metro	8,415	455,474
			1,999,399
Italy – 4.20%
±*	Finmeccanica	39,497	558,803
±	Parmalat	395,993	983,141
			1,541,944

Statements of net assets
Delaware Global Value Fund

		Number of shares	Value (U.S. $)
Common Stock (continued)
Japan – 9.65%
±*	Asahi Glass	95,500	$701,636
±	Canon	9,200	305,215
±*	Don Quijote	38,400	676,090
±	Mitsubishi UFJ Financial Group	116,554	739,548
±	Ono Pharmaceutical	6,400	286,575
±	Round One	35,129	324,995
±	Toyota Motor	12,750	508,389
			3,542,448
Netherlands – 1.10%
±	Koninklijke Philips Electronics	21,453	405,637
			405,637
Republic of Korea – 1.45%
±	Samsung Electronics	1,191	531,243
			531,243
Singapore – 1.56%
±	Singapore Airlines	66,067	573,002
			573,002
Sweden – 2.01%
±	Nordea Bank FDR	92,359	738,656
			738,656
Switzerland – 2.98%
±	Novartis	10,609	424,532
†	Transocean	8,400	667,632
			1,092,164
Taiwan – 1.99%
	Chunghwa Telecom ADR	38,431	730,578
			730,578
United Kingdom – 10.11%
±	AstraZeneca	10,651	444,349
±	BP	86,677	716,679
±@	Greggs	67,030	433,962
±	National Grid	60,032	582,241
±	Standard Chartered	21,283	435,798
±	Tomkins	180,549	417,155
±	Vodafone Group	222,677	419,016
±	WPP Group	34,984	261,657
			3,710,857

		Number of shares	Value (U.S. $)
Common Stock (continued)
United States – 33.60%
*	Abercrombie & Fitch Class A	18,100	$544,991
	Archer-Daniels-Midland	25,500	701,760
	Ball	14,200	565,160
†	Benchmark Electronics	57,800	705,160
	BJ Services	38,200	597,448
	Black & Decker	17,100	548,397
	Carnival	16,300	414,672
	Caterpillar	15,900	563,814
*	CenturyTel	26,000	802,100
	Chevron	9,200	613,364
†	Convergys	35,700	330,225
	Cooper Industries Class A	24,900	817,217
	FedEx	9,500	526,585
*	Imation	27,100	261,786
	Intel	32,100	504,612
	International Business Machines	3,700	393,236
	Lockheed Martin	7,200	602,568
	Lowe’s	23,500	446,735
	Microsoft	21,900	457,491
*†	Mylan	43,900	579,919
	Pfizer	51,200	777,728
	Walgreen	19,500	580,905
			12,335,873
Total Common Stock (cost $46,739,333)			36,258,374

		Principal
		amount (U.S. $)
≠Discount Note – 2.05%
	Federal Home Loan Bank 0.07% 6/1/09	$751,005	751,005
Total Discount Note (cost $751,005)			751,005

Total Value of Securities Before Securities
	Lending Collateral – 100.82% (cost $47,490,338)		37,009,379

Statements of net assets
Delaware Global Value Fund

	Number of shares	Value (U.S. $)
Securities Lending Collateral** – 15.44%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,317,046	$1,317,046
BNY Mellon SL DBT II Liquidating Fund	4,484,116	4,351,469
†Mellon GSL Reinvestment Trust II	149,675	15
Total Securities Lending Collateral
(cost $5,950,837)		5,668,530

Total Value of Securities – 116.26%
(cost $53,441,175)		42,677,909 ©
Obligation to Return Securities
Lending Collateral** – (16.21%)		(5,950,837)
Liabilities Net of Receivables and
Other Assets – (0.05%)		(18,364)
Net Assets Applicable to 5,691,411
Shares Outstanding – 100.00%		$36,708,708

Net Asset Value – Delaware Global Value Fund
Class A ($21,213,203 / 3,276,089 Shares)		$6.48
Net Asset Value – Delaware Global Value Fund
Class B ($3,822,241 / 596,416 Shares)		$6.41
Net Asset Value – Delaware Global Value Fund
Class C ($10,366,195 / 1,617,537 Shares)		$6.41
Net Asset Value – Delaware Global Value Fund
Institutional Class ($1,307,069 / 201,369 Shares)		$6.49

Components of Net Assets at May 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$74,075,193
Undistributed net investment income		359,040
Accumulated net realized loss on investments		(26,965,771)
Net unrealized depreciation of investments and foreign currencies		(10,759,754)
Total net assets		$36,708,708

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 9 in “Country and sector allocations.”
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
±

Security is being valued based on international fair value pricing. At May 31, 2009, the aggregate amount of international fair value priced securities was $20,860,961, which represented 56.83% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $433,962, which represented 1.18% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $5,694,858 of securities loaned.

Summary of abbreviations:
ADR — American Depositary Receipt
FDR — Foreign Depositary Receipt

Net Asset Value and Offering Price Per Share –
Delaware Global Value Fund
Net asset value Class A (A)	$6.48
Sales charge (5.75% of offering price) (B)	0.40
Offering price	$6.88

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements of operations
Delaware International Funds	Six Months Ended May 31, 2009 (Unaudited)

	Delaware	Delaware	Delaware
	International	Emerging	Global
	Value Equity	Markets	Value
	Fund	Fund	Fund
Investment Income:
Dividends	$8,771,874	$6,376,749	$715,856
Interest	3,268	10,409	500
Securities lending income	691,144	171,913	43,928
Foreign tax withheld	(910,267)	(332,144)	(61,722)
	8,556,019	6,226,927	698,562

Expenses:
Management fees	1,488,134	2,306,538	148,051
Distribution expenses – Class A	241,080	322,347	30,154
Distribution expenses – Class B	50,789	70,196	18,063
Distribution expenses – Class C	234,927	416,871	49,858
Distribution expenses – Class R	3,878	—	—
Dividend disbursing and transfer agent
fees and expenses	863,598	629,995	108,514
Accounting and administration expenses	70,030	73,809	6,967
Reports and statements to shareholders	69,689	66,509	5,346
Custodian fees	50,454	56,854	18,611
Registration fees	42,605	35,105	33,090
Legal fees	31,321	39,848	3,280
Audit and tax fees	28,293	34,888	7,949
Trustees’ fees	12,691	13,193	1,261
Insurance fees	5,485	5,406	538
Consulting fees	3,101	3,292	305
Pricing fees	2,998	4,064	2,795
Dues and services	2,443	1,567	72
Trustees’ expenses	1,083	1,029	125
	3,202,599	4,081,511	434,979
Less fees waived	(662,681)	(30,361)	(116,570)
Less waived distribution expenses – Class A	—	(53,724)	(5,026)
Less waived distribution expenses – Class R	(646)	—	—
Total operating expenses	2,539,272	3,997,426	313,383
Net Investment Income	6,016,747	2,229,501	385,179

	Delaware	Delaware	Delaware
	International	Emerging	Global
	Value Equity	Markets	Value
	Fund	Fund	Fund
Net Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currencies:
Net realized loss on:
Investments	$(90,761,048)	$(22,648,286)	$(9,084,828)
Foreign currencies	(531,080)	(459,641)	(18,920)
Net realized loss	(91,292,128)	(23,107,927)	(9,103,748)
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	145,919,684	168,897,964	13,484,108
Net Realized and Unrealized Gain on
Investments and Foreign Currencies	54,627,556	145,790,037	4,380,360

Net Increase in Net Assets Resulting
from Operations	$60,644,303	$148,019,538	$4,765,539

See accompanying notes

Statements of changes in net assets
Delaware International Value Equity Fund

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,016,747	$17,069,564
Net realized loss on investments
and foreign currencies	(91,292,128)	(100,619,180)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	145,919,684	(346,654,297)
Net increase (decrease) in net assets resulting
from operations	60,644,303	(430,203,913)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,520,802)	(5,733,859)
Class B	(300,650)	(186,281)
Class C	(1,386,689)	(799,282)
Class R	(43,071)	(31,370)
Institutional Class	(5,973,195)	(6,021,409)

Net realized gain on investments:
Class A	—	(20,209,040)
Class B	—	(1,455,826)
Class C	—	(6,246,566)
Class R	—	(131,133)
Institutional Class	—	(17,044,855)
	(14,224,407)	(57,859,621)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,761,847	54,669,434
Class B	135,473	472,785
Class C	2,114,171	7,600,984
Class R	205,071	970,751
Institutional Class	5,801,533	71,947,147

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$6,086,060	$24,490,131
Class B	284,879	1,553,479
Class C	1,323,778	6,784,142
Class R	43,071	162,502
Institutional Class	5,951,192	23,006,594
	35,707,075	191,657,949
Cost of shares repurchased:
Class A	(47,957,056)	(151,646,856)
Class B	(2,470,405)	(10,536,262)
Class C	(11,185,932)	(41,786,464)
Class R	(170,964)	(1,553,490)
Institutional Class	(39,650,934)	(163,150,080)
	(101,435,291)	(368,673,152)
Decrease in net assets derived from
capital share transactions	(65,728,216)	(177,015,203)
Net Decrease in Net Assets	(19,308,320)	(665,078,737)

Net Assets:
Beginning of period	388,169,853	1,053,248,590
End of period	$368,861,533	$388,169,853

Undistributed net investment income	$5,467,044	$14,205,784

See accompanying notes

Statements of changes in net assets
Delaware Emerging Markets Fund

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,229,501	$6,220,515
Net realized gain (loss) on investments
and foreign currencies	(23,107,927)	57,965,073
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	168,897,964	(550,842,194)
Net increase (decrease) in net assets resulting
from operations	148,019,538	(486,656,606)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(415,316)	(6,928,794)
Class B	—	(186,103)
Class C	—	(1,007,368)
Institutional Class	(284,008)	(1,311,904)

Net realized gain on investments:
Class A	(21,325,001)	(162,293,675)
Class B	(1,504,913)	(10,968,084)
Class C	(8,645,202)	(59,369,696)
Institutional Class	(4,583,103)	(25,408,291)
	(36,757,543)	(267,473,915)

Capital Share Transactions:
Proceeds from shares sold:
Class A	41,011,317	132,602,172
Class B	139,951	1,673,924
Class C	10,873,513	29,518,228
Institutional Class	21,446,490	32,335,792

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$20,094,689	$150,625,631
Class B	1,361,700	10,122,855
Class C	8,062,549	55,804,659
Institutional Class	4,749,439	25,764,773
	107,739,648	438,448,034
Cost of shares repurchased:
Class A	(57,376,795)	(278,598,809)
Class B	(2,681,114)	(12,287,151)
Class C	(17,467,725)	(64,222,452)
Institutional Class	(9,000,981)	(38,321,112)
	(86,526,615)	(393,429,524)
Increase in net assets derived from
capital share transactions	21,213,033	45,018,510
Net Increase (Decrease) in Net Assets	132,475,028	(709,112,011)

Net Assets:
Beginning of period	358,334,470	1,067,446,481
End of period	$490,809,498	$358,334,470

Undistributed net investment income	$1,582,064	$514,269

See accompanying notes

Statements of changes in net assets
Delaware Global Value Fund

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$385,179	$1,230,685
Net realized loss on investments
and foreign currencies	(9,103,748)	(18,164,469)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	13,484,108	(26,952,252)
Net increase (decrease) in net assets resulting
from operations	4,765,539	(43,886,036)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(609,676)	(768,522)
Class B	(65,574)	(45,880)
Class C	(183,443)	(163,328)
Institutional Class	(34,178)	(34,770)

Net realized gain on investments:
Class A	—	(3,007,262)
Class B	—	(495,500)
Class C	—	(1,763,938)
Institutional Class	—	(111,761)
	(892,871)	(6,390,961)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,772,852	9,813,016
Class B	24,626	979,766
Class C	552,703	3,506,026
Institutional Class	127,096	847,401

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$548,127	$3,353,184
Class B	55,280	465,056
Class C	163,582	1,771,570
Institutional Class	33,393	133,664
	3,277,659	20,869,683
Cost of shares repurchased:
Class A	(5,320,968)	(28,821,804)
Class B	(777,809)	(3,120,086)
Class C	(2,739,447)	(17,832,203)
Institutional Class	(88,245)	(1,111,337)
	(8,926,469)	(50,885,430)
Decrease in net assets derived from
capital share transactions	(5,648,810)	(30,015,747)
Net Decrease in Net Assets	(1,776,142)	(80,292,744)

Net Assets:
Beginning of period	38,484,850	118,777,594
End of period	$36,708,708	$38,484,850

Undistributed net investment income	$359,040	$885,652

See accompanying notes

Financial highlights
Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$8.120	$16.750	$16.010	$18.130	$16.340	$13.350

0.138	0.288	0.205	0.339	0.388	0.261
1.429	(7.995)	1.504	3.220	1.610	2.891
1.567	(7.707)	1.709	3.559	1.998	3.152

(0.307)	(0.204)	(0.174)	(0.412)	(0.063)	(0.162)
—	(0.719)	(0.795)	(5.267)	(0.145)	—
(0.307)	(0.923)	(0.969)	(5.679)	(0.208)	(0.162)

$9.380	$8.120	$16.750	$16.010	$18.130	$16.340

19.11%	(48.60% )	11.24%	23.57%	12.35%	23.83%

$171,502	$178,072	$472,533	$472,803	$468,217	$308,751
1.45%	1.40%	1.40%	1.41%	1.48%	1.70%

1.83%	1.49%	1.40%	1.43%	1.48%	1.70%
3.43%	2.19%	1.25%	2.05%	2.24%	1.78%

3.05%	2.10%	1.25%	2.03%	2.24%	1.78%
22%	32%	26%	127%	14%	7%

Financial highlights
Delaware International Value Equity Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.980	$16.470	$15.750	$17.910	$16.200	$13.250

0.110	0.197	0.092	0.226	0.269	0.160
1.411	(7.876)	1.484	3.173	1.586	2.873
1.521	(7.679)	1.576	3.399	1.855	3.033

(0.221)	(0.092)	(0.061)	(0.292)	—	(0.083)
—	(0.719)	(0.795)	(5.267)	(0.145)	—
(0.221)	(0.811)	(0.856)	(5.559)	(0.145)	(0.083)

$9.280	$7.980	$16.470	$15.750	$17.910	$16.200

18.71%	(48.95% )	10.48%	22.70%	11.53%	23.00%

$10,580	$11,227	$34,520	$39,834	$38,284	$38,962
2.15%	2.10%	2.10%	2.11%	2.18%	2.40%

2.53%	2.19%	2.10%	2.13%	2.18%	2.40%
2.73%	1.49%	0.55%	1.35%	1.54%	1.08%

2.35%	1.40%	0.55%	1.33%	1.54%	1.08%
22%	32%	26%	127%	14%	7%

Financial highlights
Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.960	$16.450	$15.730	$17.890	$16.180	$13.240

0.110	0.197	0.092	0.226	0.269	0.160
1.411	(7.876)	1.484	3.173	1.586	2.863
1.521	(7.679)	1.576	3.399	1.855	3.023

(0.221)	(0.092)	(0.061)	(0.292)	—	(0.083)
—	(0.719)	(0.795)	(5.267)	(0.145)	—
(0.221)	(0.811)	(0.856)	(5.559)	(0.145)	(0.083)

$9.260	$7.960	$16.450	$15.730	$17.890	$16.180

18.60%	(49.01% )	10.50%	22.73%	11.55%	22.94%

$50,306	$51,420	$144,106	$144,298	$124,931	$70,169
2.15%	2.10%	2.10%	2.11%	2.18%	2.40%

2.53%	2.19%	2.10%	2.13%	2.18%	2.40%
2.73%	1.49%	0.55%	1.35%	1.54%	1.08%

2.35%	1.40%	0.55%	1.33%	1.54%	1.08%
22%	32%	26%	127%	14%	7%

Financial highlights
Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$8.080	$16.670	$15.930	$18.050	$16.270	$13.350

0.130	0.261	0.173	0.308	0.343	0.217
1.432	(7.960)	1.504	3.207	1.600	2.879
1.562	(7.699)	1.677	3.515	1.943	3.096

(0.282)	(0.172)	(0.142)	(0.368)	(0.018)	(0.176)
—	(0.719)	(0.795)	(5.267)	(0.145)	—
(0.282)	(0.891)	(0.937)	(5.635)	(0.163)	(0.176)

$9.360	$8.080	$16.670	$15.930	$18.050	$16.270

19.10%	(48.70% )	11.07%	23.33%	12.04%	23.43%

$1,545	$1,259	$3,076	$4,575	$3,097	$1,547
1.65%	1.60%	1.60%	1.61%	1.74%	2.00%

2.13%	1.79%	1.70%	1.73%	1.78%	2.00%
3.23%	1.99%	1.05%	1.85%	1.98%	1.48%

2.75%	1.80%	0.95%	1.73%	1.94%	1.48%
22%	32%	26%	127%	14%	7%

Financial highlights
Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$8.170	$16.850	$16.100	$18.210	$16.410	$13.400

0.150	0.327	0.255	0.389	0.439	0.305
1.434	(8.034)	1.513	3.233	1.614	2.902
1.584	(7.707)	1.768	3.622	2.053	3.207

(0.344)	(0.254)	(0.223)	(0.465)	(0.108)	(0.197)
—	(0.719)	(0.795)	(5.267)	(0.145)	—
(0.344)	(0.973)	(1.018)	(5.732)	(0.253)	(0.197)

$9.410	$8.170	$16.850	$16.100	$18.210	$16.410

19.27%	(48.44% )	11.59%	23.93%	12.67%	24.21%

$134,929	$146,192	$399,014	$355,347	$276,499	$178,048
1.15%	1.10%	1.10%	1.11%	1.18%	1.40%

1.53%	1.19%	1.10%	1.13%	1.18%	1.40%
3.73%	2.49%	1.55%	2.35%	2.54%	2.08%

3.35%	2.40%	1.55%	2.33%	2.54%	2.08%
22%	32%	26%	127%	14%	7%

Financial highlights
Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.940	$22.760	$21.280	$17.950	$14.550	$10.890

0.054	0.137	0.184	0.419	0.309	0.225
3.165	(9.242)	7.117	4.080	3.567	3.637
3.219	(9.105)	7.301	4.499	3.876	3.862

(0.016)	(0.234)	(0.523)	(0.269)	(0.092)	(0.202)
(0.823)	(5.481)	(5.298)	(0.900)	(0.384)	—
(0.839)	(5.715)	(5.821)	(1.169)	(0.476)	(0.202)

$10.320	$7.940	$22.760	$21.280	$17.950	$14.550

43.68%	(53.37% )	46.11%	26.52%	27.42%	36.01%

$280,057	$213,581	$673,309	$533,042	$724,417	$209,870
2.01%	1.83%	1.97%	1.94%	1.97%	1.91%

2.07%	1.88%	2.02%	1.99%	2.02%	2.12%
1.36%	0.94%	0.97%	2.23%	1.90%	1.81%

1.30%	0.89%	0.92%	2.18%	1.85%	1.60%
54%	37%	108%	46%	25%	34%

Financial highlights
Delaware Emerging Markets Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$ 7.640	$22.120	$20.830	$17.600	$14.290	$10.710

0.026	0.030	0.045	0.280	0.191	0.135
3.037	(8.936)	6.926	3.998	3.503	3.583
3.063	(8.906)	6.971	4.278	3.694	3.718

—	(0.093)	(0.383)	(0.148)	—	(0.138)
(0.823)	(5.481)	(5.298)	(0.900)	(0.384)	—
(0.823)	(5.574)	(5.681)	(1.048)	(0.384)	(0.138)

$ 9.880	$ 7.640	$22.120	$20.830	$17.600	$14.290

43.17%	(53.76% )	44.97%	25.59%	26.47%	35.08%

$17,299	$14,620	$45,978	$37,944	$36,399	$16,027
2.76%	2.58%	2.72%	2.69%	2.72%	2.66%

2.77%	2.58%	2.72%	2.69%	2.72%	2.82%
0.61%	0.19%	0.22%	1.48%	1.15%	1.06%

0.60%	0.19%	0.22%	1.48%	1.15%	0.90%
54%	37%	108%	46%	25%	34%

Financial highlights
Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$7.630	$22.090	$20.800	$17.580	$14.270	$10.700

0.026	0.031	0.045	0.280	0.191	0.135
3.027	(8.917)	6.926	3.988	3.503	3.573
3.053	(8.886)	6.971	4.268	3.694	3.708

—	(0.093)	(0.383)	(0.148)	—	(0.138)
(0.823)	(5.481)	(5.298)	(0.900)	(0.384)	—
(0.823)	(5.574)	(5.681)	(1.048)	(0.384)	(0.138)

$9.860	$7.630	$22.090	$20.800	$17.580	$14.270

43.29%	(53.75% )	45.03%	25.56%	26.51%	35.02%

$109,851	$84,436	$237,832	$183,562	$211,896	$50,564
2.76%	2.58%	2.72%	2.69%	2.72%	2.66%

2.77%	2.58%	2.72%	2.69%	2.72%	2.82%
0.61%	0.19%	0.22%	1.48%	1.15%	1.06%

0.60%	0.19%	0.22%	1.48%	1.15%	0.90%
54%	37%	108%	46%	25%	34%

Financial highlights
Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$8.000	$22.910	$21.390	$18.030	$14.610	$10.920

0.063	0.175	0.232	0.466	0.349	0.256
3.191	(9.321)	7.157	4.104	3.579	3.659
3.254	(9.146)	7.389	4.570	3.928	3.915

(0.051)	(0.283)	(0.571)	(0.310)	(0.124)	(0.225)
(0.823)	(5.481)	(5.298)	(0.900)	(0.384)	—
(0.874)	(5.764)	(5.869)	(1.210)	(0.508)	(0.225)

$10.380	$8.000	$22.910	$21.390	$18.030	$14.610

43.95%	(53.30% )	46.49%	26.87%	27.73%	36.34%

$83,602	$45,697	$110,327	$112,964	$255,608	$63,732
1.76%	1.58%	1.72%	1.69%	1.72%	1.66%

1.77%	1.58%	1.72%	1.69%	1.72%	1.82%
1.61%	1.19%	1.22%	2.48%	2.15%	2.06%

1.60%	1.19%	1.22%	2.48%	2.15%	1.90%
54%	37%	108%	46%	25%	34%

Financial highlights
Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$5.790	$11.850	$13.260	$11.660	$10.810	$8.700

0.071	0.172	0.145	0.111	0.120	0.156
0.780	(5.554)	0.663	3.084	1.231	2.059
0.851	(5.382)	0.808	3.195	1.351	2.215

(0.161)	(0.138)	(0.066)	(0.238)	(0.016)	(0.105)
—	(0.540)	(2.152)	(1.357)	(0.485)	—
(0.161)	(0.678)	(2.218)	(1.595)	(0.501)	(0.105)

$6.480	$5.790	$11.850	$13.260	$11.660	$10.810

14.41%	(48.12% )	6.96%	30.83%	12.97%	25.74%

$21,213	$22,034	$66,024	$36,416	$20,613	$16,597
1.51%	1.45%	1.45%	1.59%	1.89%	1.50%

2.23%	1.76%	1.57%	1.88%	2.13%	2.21%
2.50%	1.84%	1.22%	0.93%	1.06%	1.64%

1.78%	1.53%	1.10%	0.64%	0.82%	0.93%
28%	78%	31%	124%	51%	36%

Financial highlights
Delaware Global Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$5.680	$11.640	$13.070	$11.510	$10.740	$8.660

0.050	0.104	0.057	0.022	0.037	0.085
0.776	(5.474)	0.665	3.050	1.218	2.042
0.826	(5.370)	0.722	3.072	1.255	2.127

(0.096)	(0.050)	—	(0.155)	—	(0.047)
—	(0.540)	(2.152)	(1.357)	(0.485)	—
(0.096)	(0.590)	(2.152)	(1.512)	(0.485)	(0.047)

$6.410	$5.680	$11.640	$13.070	$11.510	$10.740

14.12%	(48.51% )	6.08%	29.95%	12.11%	24.68%

$3,823	$4,103	$10,893	$7,453	$3,483	$6,673
2.26%	2.20%	2.20%	2.34%	2.64%	2.25%

2.93%	2.46%	2.27%	2.58%	2.83%	2.91%
1.75%	1.09%	0.47%	0.18%	0.31%	0.89%

1.08%	0.83%	0.40%	(0.06% )	0.12%	0.23%
28%	78%	31%	124%	51%	36%

Financial highlights
Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$5.690	$11.650	$13.090	$11.520	$10.750	$8.660

0.050	0.102	0.057	0.022	0.037	0.084
0.766	(5.472)	0.655	3.060	1.218	2.053
0.816	(5.370)	0.712	3.082	1.255	2.137

(0.096)	(0.050)	—	(0.155)	—	(0.047)
—	(0.540)	(2.152)	(1.357)	(0.485)	—
(0.096)	(0.590)	(2.152)	(1.512)	(0.485)	(0.047)

$6.410	$5.690	$11.650	$13.090	$11.520	$10.750

13.92%	(48.51% )	6.17%	29.92%	12.10%	24.80%

$10,366	$11,260	$39,463	$17,545	$6,380	$4,355
2.26%	2.20%	2.20%	2.34%	2.64%	2.25%

2.93%	2.46%	2.27%	2.58%	2.83%	2.91%
1.75%	1.09%	0.47%	0.18%	0.31%	0.89%

1.08%	0.83%	0.40%	(0.06% )	0.12%	0.23%
28%	78%	31%	124%	51%	36%

Financial highlights
Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
(Unaudited)
$5.810	$11.910	$13.310	$11.700	$10.840	$8.730

0.078	0.195	0.176	0.141	0.148	0.180
0.785	(5.587)	0.673	3.092	1.237	2.053
0.863	(5.392)	0.849	3.233	1.385	2.233

(0.183)	(0.168)	(0.097)	(0.266)	(0.040)	(0.123)
—	(0.540)	(2.152)	(1.357)	(0.485)	—
(0.183)	(0.708)	(2.249)	(1.623)	(0.525)	(0.123)

$6.490	$5.810	$11.910	$13.310	$11.700	$10.840

14.42%	(48.03% )	7.12%	31.24%	13.28%	25.91%

$1,307	$1,088	$2,398	$5,193	$4,576	$667
1.26%	1.20%	1.20%	1.34%	1.64%	1.25%

1.93%	1.46%	1.27%	1.58%	1.83%	1.91%
2.75%	2.09%	1.47%	1.18%	1.31%	1.89%

2.08%	1.83%	1.40%	0.94%	1.12%	1.23%
28%	78%	31%	124%	51%	36%

Notes to financial statements
Delaware International Funds	May 31, 2009 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund and Delaware Focus Global Growth Fund. These financial statements and the related notes pertain to Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund (each, a Fund or collectively as the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of May 31, 2009, Delaware Emerging Markets Fund and Delaware Global Value Fund have not commenced operations of the Class R shares.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2009, the Funds held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which are due to changes in the foreign exchange rates from that which are due to changes in market prices. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware International Funds

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for the financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective Investment Management Agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
On the first $500 million	0.85%	1.25%	0.85%
On the next $500 million	0.80%	1.20%	0.80%
On the next $1.5 billion	0.75%	1.15%	0.75%
In excess of $2.5 billion	0.70%	1.10%	0.70%

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding, in an aggregate amount, 1.24%, 1.61%, and 1.39% of the average daily net assets of the Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund, respectively, from April 1, 2009 until such time as the voluntary expense caps are discontinued. These fee waivers and expense reimbursements apply only to expenses paid directly by the Funds, and may be discontinued at any time because they are voluntary. Prior to April 1, 2009, DMC had voluntarily agreed to waive that portion, if any, of its management fees and reimburse Delaware International Value Equity Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) (collectively, “non-routine expenses”)) did not exceed 1.10% of average net assets of the Fund, and had contractually agreed to waive that portion, if any, of its management fees and reimburse the Delaware Global Value Fund to the extent necessary to ensure that total annual operating expenses (excluding any non-routine expenses) did not exceed 1.20% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2009, each Fund was charged for these services as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$8,754	$9,226	$871

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Notes to financial statements
Delaware International Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive Delaware International Value Equity Fund’s Class R shares’ 12b-1 fee through March 31, 2010 to no more than 0.50% of average net assets of the Fund. For Delaware Emerging Markets Fund and Delaware Global Value Fund, DDLP has contracted to limit the Class A shares’ and Class R shares’ 12b-1 fees through March 31, 2010 to no more than 0.25% and 0.50%, respectively, of average daily net assets of each Fund.

At May 31, 2009, the Funds had liabilities payable to affiliates as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Investment management fee
payable to DMC	$230,881	$477,988	$16,529
Dividend disbursing, transfer
agent, and fund accounting
oversight fees and other
expenses payable to DSC	144,461	102,797	16,152
Distribution fees payable to DDLP	93,070	155,424	16,198
Other expenses payable to DMC
and affiliates*	12,867	15,579	1,309

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended May 31, 2009, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$18,305	$20,100	$1,822

For the six months ended May 31, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$5,328	$17,206	$2,824

For the six months ended May 31, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Class A	$7	$2,052	$1
Class B	9,469	11,369	4,925
Class C	1,149	4,945	536

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For six months ended May 31, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Purchases	$39,368,911	$94,588,837	$4,849,856
Sales	112,609,015	103,011,999	11,330,487

At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments and unrealized appreciation (depreciation) for each Fund was as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Cost of investments	$524,363,741	$644,408,851	$54,670,675
Aggregate unrealized
appreciation	$13,057,578	$53,688,725	$978,832
Aggregate unrealized
depreciation	(116,164,014)	(181,204,279)	(12,971,598)
Net unrealized depreciation	$(103,106,436)	$(127,515,554)	$(11,992,766)

The Funds apply Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs

Notes to financial statements
Delaware International Funds

3. Investments (continued) reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Securities
Level 1	$55,490,135	$269,396,309	$16,714,460
Level 2	365,767,015	245,241,136	25,963,434
Level 3	155	2,255,852	15
Total	$421,257,305	$516,893,297	$42,677,909

Derivatives
Level 1	$—	$—	$—
Level 2	(135)	49,481	—
Level 3	—	—	—
Total	$(135)	$49,481	$—

As a result of utilizing international fair value pricing at May 31, 2009, the majority of the portfolios were categorized as Level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Balance as of 11/30/08	$ 127,432	$ 3,415,314	$ 12,273
Net realized gain (loss)	—	(3,820,636)	—
Net change in unrealized
appreciation (depreciation)	(127,277)	(4,492,676)	(12,258)
Net purchases, sales
and settlements	—	(3,583,161)	—
Net transfers in and/or out of Level 3	—	10,737,011	—
Balance as of 5/31/09	$ 155	$ 2,255,852	$ 15

Net change in unrealized
appreciation/depreciation
from investments still held
as of 5/31/09	$(127,277)	$(4,492,676)	$(12,258)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sale of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2009 and year ended November 30, 2008 was as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Six Months Ended May 31, 2009*:
Ordinary income	$14,224,407	$ 699,324	$ 892,871
Long-term capital gain	—	36,058,219	—
Total	$14,224,407	$ 36,757,543	$ 892,871

Year Ended November 30, 2008:
Ordinary income	$26,770,568	$137,065,213	$2,618,032
Long-term capital gain	31,089,053	130,408,702	3,772,929
Total	$57,859,621	$267,473,915	$6,390,961

*Tax information for the period ended May 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

Notes to financial statements
Delaware International Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2009, the estimated components of net assets on a tax basis were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Shares of beneficial interest	$ 648,784,173	$ 639,578,286	$ 74,075,193
Undistributed ordinary income	5,467,044	1,763,838	359,040
Realized losses
12/1/08 – 5/31/09	(88,669,604)	(23,016,019)	(9,075,059)
Capital loss carryforwards
as of 11/30/08	(93,681,845)	—	(16,661,212)
Unrealized depreciation of
investments and foreign
currencies	(103,038,235)	(127,516,607)	(11,989,254)
Net assets	$ 368,861,533	$ 490,809,498	$ 36,708,708

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of forward currency contracts and tax treatment of unrealized gain on investments in passive foreign investment companies (PFICs).

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, gain (loss) on foreign currency transactions and PFICs. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2009, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Undistributed net investment
income	$(531,080)	$(462,382)	$(18,920)
Accumulated net realized loss	531,080	462,382	18,920

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2008, will expire as follows:

	Delaware International	Delaware Global
Year of Expiration	Value Equity Fund	Value Fund
2016	$93,681,845	$16,661,212

For the six months ended May 31, 2009, each Fund had capital losses which may increase the capital loss carryforwards as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$88,669,604	$23,016,019	$9,075,059

Notes to financial statements
Delaware International Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware International		Delaware Emerging
	Value Equity Fund		Markets Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	5/31/09	11/30/08	5/31/09	11/30/08
Shares sold:
Class A	1,731,067	4,081,000	5,006,474	8,851,089
Class B	15,349	34,786	17,043	109,987
Class C	258,479	585,093	1,355,482	1,979,325
Class R	25,717	75,442	—	—
Institutional Class	700,891	5,418,047	2,916,867	2,163,823

Shares issued upon reinvestment of dividends and distributions:
Class A	741,883	1,606,965	2,668,499	8,849,919
Class B	35,041	103,084	188,080	613,135
Class C	163,027	451,073	1,116,696	3,386,206
Class R	5,392	10,705	—	—
Institutional Class	724,871	1,505,667	627,402	1,504,952
	4,401,717	13,871,862	13,896,543	27,458,436

Shares repurchased:
Class A	(6,119,817)	(11,959,599)	(7,442,272)	(20,366,726)
Class B	(317,079)	(826,244)	(367,390)	(888,869)
Class C	(1,445,591)	(3,341,698)	(2,399,369)	(5,064,594)
Class R	(21,919)	(114,760)	—	—
Institutional Class	(4,983,495)	(12,701,921)	(1,197,942)	(2,773,642)
	(12,887,901)	(28,944,222)	(11,406,973)	(29,093,831)
Net increase (decrease)	(8,486,184)	(15,072,360)	2,489,570	(1,635,395)

	Delaware Global
	Value Fund
	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
Shares sold:
Class A	312,259	1,010,773
Class B	4,277	101,606
Class C	97,979	367,542
Class R	—	—
Institutional Class	23,395	92,645

Shares issued upon reinvestment of dividends and distributions:
Class A	94,018	308,197
Class B	9,567	43,261
Class C	28,301	164,644
Class R	—	—
Institutional Class	5,727	12,263
	575,523	2,100,931

Shares repurchased:
Class A	(938,341)	(3,081,696)
Class B	(139,750)	(358,507)
Class C	(489,009)	(1,938,648)
Class R	—	—
Institutional Class	(14,828)	(119,135)
	(1,581,928)	(5,497,986)
Net decrease	(1,006,405)	(3,397,055)

Notes to financial statements
Delaware International Funds

6. Capital Shares (continued)

For the six months ended May 31, 2009 and year ended November 30, 2008, the following shares and values were converted from Class B shares to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on previous page and the statements of changes in net assets.

	Six Months Ended				Year Ended
		5/31/09			11/30/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware International
Value Equity Fund	65,415	64,563	$520,194	198,385	195,458	$2,702,641
Delaware Emerging
Markets Fund	58,481	56,198	447,705	155,263	150,394	2,613,941
Delaware Global
Value Fund	35,961	35,387	206,700	79,339	78,121	755,853

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Funds had no amounts outstanding as of May 31, 2009 or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the funds’ exposure to the counterparty.

9. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At May 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the Collective Trust that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the

Notes to financial statements
Delaware International Funds

9. Securities Lending (continued)

borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2009, the value of securities on loan for which cash collateral was received and invested in accordance with the Lending Agreement was as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$50,743,054	$17,977,992	$5,694,858

Such investments are presented on the statements of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Other Fund information
(Unaudited)
Delaware International Funds

Board Consideration of Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund (each a “Fund” and collectively the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters.

Other Fund information
(Unaudited)
Delaware International Funds

Board Consideration of Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund Investment Advisory Agreement (continued)

The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for each Fund and the Board’s view of such performance.

Delaware International Value Equity Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional international multi-cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and ten-year periods was in the third quartile and the Fund’s total return for the five-year period was in the fourth quartile. The Board determined that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board noted team changes implemented in March 2008 and the Fund’s significantly improved relative performance for the most recent one-year period. The Board recognized Management’s efforts to increase portfolio management depth and was satisfied that Management was taking effective action.

Delaware Emerging Markets Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. Observing that one-year performance had improved from the second quartile in 2007 to the first quartile in 2008, the Board was satisfied with performance.

Delaware Global Value Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional global multi-cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and five-year periods was in the fourth quartile of its Performance Universe. The Fund’s total return for the ten-year period was in the second quartile. Although the Fund’s performance results were not in line with the Board’s objective, the Board observed that the Lipper Performance Universe included only four funds. Also, in evaluating the Fund’s performance, the Board considered personnel and strategy changes implemented in March 2008.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for each Fund and the Board’s view of such expenses.

Delaware International Value Equity Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Other Fund information
(Unaudited)
Delaware International Funds

Board Consideration of Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund Investment Advisory Agreement (continued)

Delaware Emerging Markets Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered 12b-1 fee waivers in place through March 2010 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio by these initiatives and bring it in line with the Board’s objective.

Delaware Global Value Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Semiannual report

Delaware Focus Global Growth Fund

May 31, 2009

International equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Country and sector allocations	3

Statement of net assets	4

Statement of operations	8

Statement of changes in net assets	9

Financial highlights	10

Notes to financial statements	12

Other Fund information	20

About the organization	22

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period December 1, 2008* to May 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2008* to May 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

*The Fund commenced operations on December 29, 2008.

1

Disclosure of Fund expenses

Delaware Focus Global Growth Fund
Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	12/1/08 to
	12/29/08*	5/31/09**	Ratio	5/31/09***
Actual Fund return
Class A	$1,000.00	$1,242.40	1.20%	$5.68
Institutional Class	1,000.00	1,242.40	1.20%	5.68
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.95	1.20%	$6.04
Institutional Class	1,000.00	1,018.95	1.20%	6.04

*The Fund commenced operations on December 29, 2008.

**The ending account value for “Actual Fund Return” uses the performance since inception and is not annualized.

***The expenses paid during the period for “Actual Fund Return” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the actual since inception). The expenses paid during period for the “Hypothetical 5% Return” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

2

Country and sector allocations
Delaware Focus Global Growth Fund	As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Composition of Portfolio	Percentage of net assets
Common Stock by Country	96.77%
Argentina	1.00%
Australia	3.14%
Brazil	5.49%
Canada	2.33%
Denmark	3.08%
France	2.79%
Germany	2.59%
India	2.95%
Japan	1.77%
Mexico	2.57%
Netherlands	2.86%
Norway	3.08%
Switzerland	11.46%
Taiwan	2.44%
United Kingdom	2.81%
United States	46.41%
Discount Note	3.66%
Total Value of Securities	100.43%
Liabilities Net of Receivables and Other Assets	(0.43%)
Total Net Assets	100.00%

Common Stock by Sector
Consumer Discretionary	17.28%
Energy	2.86%
Financials	21.58%
Health Care	10.94%
Industrials	4.75%
Information Technology	30.78%
Materials	6.35%
Telecommunication Services	2.23%
Total	96.77%

3

Statement of net assets
Delaware Focus Global Growth Fund	May 31, 2009 (Unaudited)

	Number of shares	Value (U.S.$)

Common Stock – 96.77%Δ
Argentina – 1.00%
† Mercadolibre	2,100	$45,444
		45,444
Australia – 3.14%
BHP Billiton ADR	2,550	143,412
		143,412
Brazil – 5.49%
BM&F Bovespa	19,500	111,839
Redecard	9,600	138,625
		250,464
Canada – 2.33%
† Research in Motion	1,350	106,164
		106,164
Denmark – 3.08%
± Novo Nordisk Class B	2,700	140,783
		140,783
France – 2.79%
± Accor	2,850	127,208
		127,208
Germany – 2.59%
± Deutsche Boerse	1,350	118,041
		118,041
India – 2.95%
Infosys Technologies ADR	3,900	134,862
		134,862
Japan – 1.77%
± Nintendo	300	80,954
		80,954
Mexico – 2.57%
Grupo Televisa ADR	6,600	117,348
		117,348
Netherlands – 2.86%
Core Laboratories	1,380	130,410
		130,410
Norway – 3.08%
± Tandberg	8,400	140,341
		140,341

4

		Number of shares	Value (U.S.$)
Common Stock (continued)
Switzerland – 11.46%
±	Julius Baer Holding	3,300	$140,025
±	Kuehne & Nagel International	1,575	123,409
±	Roche Holding	825	112,963
	Syngenta ADR	3,000	146,399
			522,796
Taiwan – 2.44%
	Taiwan Semiconductor Manufacturing ADR	10,200	111,588
			111,588
United Kingdom – 2.81%
±	Thomson Reuters	4,650	128,061
			128,061
United States – 46.41%
	Allergan	2,850	125,771
†	Apple	750	101,858
	Bank of New York Mellon	4,350	120,843
†	Crown Castle International	4,200	101,892
	Expeditors International Washington	2,850	93,509
†	Google Class A	270	112,652
†	IntercontinentalExchange	1,050	113,180
†	Intuit	5,400	146,987
	Mastercard Class A	675	119,023
†	NetFlix	1,500	59,130
	NIKE Class B	2,400	136,920
	optionsXpress Holdings	7,200	123,048
†	priceline.com	1,050	115,616
	QUALCOMM	3,000	130,770
	Staples	5,100	104,295
†	Teradata	6,900	149,039
	UnitedHealth Group	4,500	119,700
†	VeriSign	6,150	143,971
			2,118,204
Total Common Stock (cost $3,607,110)			4,416,080

5

Statement of net assets
Delaware Focus Global Growth Fund

	Principal amount (U.S.$)	Value (U.S.$)
≠Discount Note – 3.66%
Federal Home Loan Bank 0.07% 6/1/09	$167,001	$167,001

Total Discount Note (cost $167,001)		167,001

Total Value of Securities – 100.43%
(cost $3,774,111)		4,583,081
Liabilities Net of Receivables and Other Assets – (0.43%)		(19,432)
Net Assets Applicable to 432,079 Shares Outstanding – 100.00%		$4,563,649

Net Asset Value – Delaware Focus Global Growth Fund
Class A ($2,078,479 / 196,782 Shares)		$10.56

Net Asset Value – Delaware Focus Global Growth Fund
Institutional Class ($2,485,170 / 235,297 Shares)		$10.56

Components of Net Assets at May 31, 2009:
Shares of beneficial interest
(unlimited authorization - no par)		$3,689,343
Undistributed net investment income		17,709
Accumulated net realized gain on investments		47,175
Net unrealized appreciation of investments and
foreign currencies		809,422
Total net assets		$4,563,649

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3 in “Country and sector allocations.”
†	Non income producing security.
±	Security is being valued based on international fair value pricing. At May 31, 2009, the aggregate amount of international fair value priced securities was $1,111,785, which represented 24.36% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.

6

ADR – American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware Focus Global Growth Fund
Net asset value Class A (A)	$10.56
Sales charge (5.75% of offering price) (B)	0.64
Offering price	$11.20

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware Focus Global Growth Fund	December 29, 2008* to May 31, 2009 (Unaudited)

Investment Income:
Dividends	$45,140
Interest	201
Foreign tax withheld	(3,515)	$41,826

Expenses:
Legal fees	15,541
Management fees	13,425
Audit and tax	5,536
Custodian fees	3,845
Pricing fees	2,595
Distribution expenses-Class A	2,118
Registration fees	1,321
Accounting and administration expenses	632
Reports and statements to shareholders	553
Dividend disbursing and transfer agent fees and expenses	140
Trustees’ fees	121
Insurance fees	39
Consulting fees	19
Trustees’ expenses	10
Dues and services	1	45,896
Less fees waived		(24,936)
Less waived distribution expenses-Class A		(2,118)
Total operating expenses		18,842
Net Investment Income		22,984

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments		47,175
Foreign currencies		(5,275)
Net realized gain		41,900
Unrealized appreciation/depreciation of investments and foreign currencies		809,422
Net Realized and Unrealized Gain on Investments
and Foreign Currencies:		851,322

Net Increase in Net Assets Resulting from Operations		$874,306

*Commencement of operations.

See accompanying notes

8

Statement of changes in net assets
Delaware Focus Global Growth Fund

12/29/08*
to
5/31/09
(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$22,984
Net realized gain on investments and foreign currencies	41,900
Unrealized appreciation/depreciation of investments
and foreign currencies	809,422
Net increase in net assets resulting from operations	874,306

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,689,318
Institutional Class	2,000,025
3,689,343
Increase in net assets derived from capital share transactions	3,689,343
Net Increase in Net Assets	4,563,649

Net Assets:
Beginning of period	–
End of period (including undistributed net investment income of $17,709)	$4,563,649

*Commencement of operations.

See accompanying notes

9

Financial highlights

Delaware Focus Global Growth Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Class A	Institutional Class
	12/29/08[1]	12/29/08[1]
	to	to
	5/31/09	5/31/09
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$8.500	$8.500

Income from investment operations:
Net investment income[2]	0.054	0.054
Net realized and unrealized gain on investments
and foreign currencies	2.006	2.006
Total from investment operations	2.060	2.0600

Net asset value, end of period	$10.560	$10.560

Total return[3]	24.24%	24.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,079	$2,485
Ratio of expenses to average net assets	1.20%	1.20%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	3.08%	2.78%
Ratio of net investment income to average net assets	1.44%	1.44%
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.44% )	(0.14% )
Portfolio turnover	36%	36%

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a voluntary waiver by the manager and a voluntary waiver by the distributor, as applicable. Performance would have been lower had the voluntary waivers not been in effect.

See accompanying notes

10

Notes to financial statements
Delaware Focus Global Growth Fund	May 31, 2009 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Focus Global Growth Fund, Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund. These financial statements and the related notes pertain to Delaware Focus Global Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of May 31, 2009, Class C and Class R shares had not commenced operations.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.

12

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of

13

Notes to financial statements
Delaware Focus Global Growth Fund

such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits during the period December 29, 2008 through May 31, 2009.

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 1.20% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the period December 29, 2008 through May 31, 2009, the Fund was charged $79 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and

14

service expenses. DDLP has voluntarily agreed to waive all such distribution and service fees at this time. This expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

At May 31, 2009, the Fund had receivable due from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$(42)
Other expenses payable to DMC and affiliates*	(91)
Receivable from DMC under expense limitation agreement	3,770

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the period December 29, 2008 through May 31, 2009, the Fund was charged $181 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the period December 29, 2008 through May 31, 2009, the Fund made purchases of $4,087,736 and sales of $527,801 of investment securities other than short-term investments.

At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments was $3,774,111. At May 31, 2009, net unrealized appreciation was $808,970, of which $855,342 related to unrealized appreciation of investments and $46,372 related to unrealized depreciation of investments.

Effective December 29, 2008, the Fund adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best

15

Notes to financial statements
Delaware Focus Global Growth Fund

information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets

Level 2 – Inputs are observable, directly or indirectly

Level 3 – Inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$3,304,295
Level 2	1,278,786
Level 3	-
Total	$4,583,081

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transaction and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period December 29, 2008 through May 31, 2009.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$3,689,343
Undistributed ordinary income	64,884
Unrealized appreciation of investments
and foreign currencies	809,422
Net assets	$4,563,649

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the period December 29, 2008 through May 31, 2009, the Fund recorded the following reclassifications:

Undistributed net investment income	$(5,275)
Accumulated net realized gain	5,275

16

6. Capital Shares

Transactions in capital shares were as follows:

12/29/08+ to 5/31/09
Shares sold:
Class A	196,782
Institutional Class	235,297
Net increase	432,079

+Commencement of operations.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 17, 2009. The Fund had no amounts outstanding as of May 31, 2009, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at May 31, 2009. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the fund’s exposure to the counterparty.

17

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

18

Other Fund information
(Unaudited)
Delaware Focus Global Growth Fund

Board Consideration of Delaware Focus Global Growth Investment Advisory Agreement

At a meeting held on November 18-20, 2008 (the “Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the Investment Advisory Agreement for Delaware Focus Global Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing performance, investment strategies and expenses, as well as information prepared specifically in connection with the approval of the investment advisory contract. Information furnished specifically in connection with the approval of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared Delaware Investments fund investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with counsel to the independent Trustees. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality Of Service. Consideration was given to the services to be provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of such services, the Board emphasized that reports will be furnished to it throughout the year at regular Board Meetings covering matters such as compliance of portfolio managers with the investment policies, strategies and restrictions, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain and, in some instances, increase financial and human resources committed to fund matters. In particular, the Board noted the investment by DMC in a new computerized platform which is expected to be completed in 2009. The Board also considered the transfer agent and shareholder services to be provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures

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to improve the delivery of shareholder services. The Board once again noted the benefits provided to Fund shareholders for being part of the Delaware Investments® Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares of another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services to be provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC with respect to other similar products.

Comparative Expenses. The Board considered management fee and total expense comparison data for the proposed Fund and other comparable funds presented in the Board materials. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds (the “Expense Group”). The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The Board was satisfied with the proposed management fees and total expenses of the Fund in comparison to other similar global multi-cap growth funds.

Management Profitability. The Board considered the level of profits to be realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the pro forma expense statement for the Fund included in the Board material which reflected varying projected levels of expense reimbursement at varying asset levels. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies Of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees considered the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. The Board noted that the fee under the Fund’s proposed management contract fell within the standard structure for international equity funds. In light of the start-up nature of the Fund, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

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About the organization

This semiannual report is for the information of Delaware Focus Global Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Focus Global Growth Fund, which is available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For most recent performance, please call 800 523-1918.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

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Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Global & International Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 29, 2009

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 29, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 29, 2009